NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term debt		$ 14,850,842	$ 9,469,947
Less: Debt Discounts and Loan Issuance Costs		(475,333)	(451,389)
Less: Current maturities		9,769,154	4,505,006
Total Long-term Debt	$ 5,782,253	5,081,688	4,964,941
Note payable 1 [Member] | Affiliate Notes [Member]
Long-term debt		50,000	0
Note payable 1 [Member] | Equipment Loans - QEI [Member]
Long-term debt		57,290	64,175
Note payable 1 [Member] | Kentucky New Markets Development Program [Member]
Long-term debt		1,026,047	1,026,047
Note payable 1 [Member] | Equipment Loans - McCoy [Member]
Long-term debt		135,000	0
Note payable 1 [Member] | Equipment Loans ERC [Member]
Long-term debt		128,254	161,738
Note payable [Member] | Affiliate Notes [Member]
Long-term debt		74,000	74,000
Note payable [Member] | Equipment Loans - QEI [Member]
Long-term debt		30,962	50,235
Note payable [Member] | Kentucky New Markets Development Program [Member]
Long-term debt		4,117,139	4,117,139
Note payable [Member] | Accounts Receivable Factoring Agreement [Member]
Long-term debt		1,582,989	1,616,167
Note payable [Member] | Seller Note - Deane [Member]
Long-term debt		2,000,000	2,000,000
Note payable [Member] | Business Loans - McCoy [Member]
Long-term debt		66,667	0
Note payable [Member] | Equipment Loans - McCoy [Member]
Long-term debt		540,000	540,000
Note payable [Member] | Business Loan - ARC [Member]
Long-term debt		4,444,632	175,000
Note payable [Member] | Equipment Loans ERC [Member]
Long-term debt		27,288	35,644
Note payable 2 [Member] | Equipment Loans - QEI [Member]
Long-term debt		460,000	0
Note payable 2 [Member] | Equipment Loans - McCoy [Member]
Long-term debt		22,500	0
Note payable 2 [Member] | Equipment Loans ERC [Member]
Long-term debt		36,890	60,541
Note payable 3 [Member] | Equipment Loans - QEI [Member]
Long-term debt		88,297	0
Note payable 3 [Member] | Equipment Loans - McCoy [Member]
Long-term debt		330,000	0
Note payable 4 [Member] | Equipment Loans - QEI [Member]
Long-term debt		51,320	0
Note payable 5 [Member] | Equipment Loans - QEI [Member]
Long-term debt		$ 56,900	$ 0